RELATED PARTIES - Key Management Personnel Narrative (Details)				1 Months Ended					4 Months Ended	12 Months Ended
	May 31, 2024 director	Jul. 19, 2023 shares	Jun. 29, 2023 director	Mar. 31, 2025 USD ($) shares	Aug. 31, 2024 USD ($) shares	Apr. 30, 2024 shares	Jan. 31, 2024 shares	Jul. 31, 2023 shares	Dec. 31, 2025 shares	Dec. 31, 2024 USD ($) award shares	Dec. 31, 2023 USD ($) shares award	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | $										$ 28,000,000	$ 22,000,000	$ 30,000,000
Liabilities from share-based payment transactions | $										$ 15,000,000	$ 3,000,000
Number of members recommended | director			7
Number of previously serving directors | director			6
Number of new members elected | director	7
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted (in shares) | award										21,921,969	3,421,919
Number of units forfeited (in shares) | award										0	0
Number of units exercised (in shares) | award										10,706,364	2,608,118
Number of vested awards yet to be transferred (in number of shares)										3,890,572	5,346,696
Group Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted (in shares)										16,706,070	17,484,150
Number of share options vested (in number of shares)										6,248,711	5,117,031
Number of units exercised (in shares)										6,296,795	909,268
Number of vested awards yet to be transferred (in number of shares)										2,729,000	3,766,287
Key management personnel compensation | $										$ 12,000,000	$ 7,000,000
Group Executive Committee | Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units forfeited (in shares)										6,076,829	0
Kaan Terzioglu
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | $										$ 10,052,086	$ 7,845,840
Kaan Terzioglu | Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted (in shares)							3,201,250
Expense from cash-settled share-based payment transactions | $					$ 500,000
Kaan Terzioglu | Long-term incentive plan | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested awards yet to be transferred (in number of shares)									2,729,000
Kaan Terzioglu | Long-term incentive plan | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)					472,250
Joop Brakenhoff
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | $										3,235,128	2,780,320
Joop Brakenhoff | Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)						434,549
Omiyinka Doris
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)		261,100
Key management personnel compensation | $										$ 2,709,351	$ 1,885,645
Omiyinka Doris | Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)						372,470
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted (in shares)										20,666,775	2,500,000
Number of share options vested (in number of shares)										4,916,775	2,500,000
Number of units exercised (in shares)										2,898,225	1,571,175
Number of vested awards yet to be transferred (in number of shares)										3,095,300	1,250,000
Board of Directors | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted (in shares)										3,797,650	750,000
Number of vested awards yet to be transferred (in number of shares)										1,547,650	750,000
Liabilities from share-based payment transactions | $										$ 2,000,000	$ 1,000,000
Board of Directors | Deferred share plan | Share based payment transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions | $				$ 1,000,000
Board of Directors | Deferred share plan | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)						2,000,000		750,000
Board of Directors | Deferred share plan | Cash settlement | Share based payment transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)				773,825
Board of Directors | Deferred share plan | Equity settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)						1,000,000		1,750,000
Board of Directors | Deferred share plan | Cash settlement modified to equity settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units exercised (in shares)						1,000,000		250,000